Commitments and Contingencies - Schedule of Purchase Commitments (Detail) - Wireless carriers [member] - Purchase commitment for purchase of airtime minutes at current market prices [member]
$ in Thousands
Dec. 31, 2020 MXN ($)
Disclosure of commitments [line items]
Purchase commitments	$ 127,588,218
2021 [member]
Disclosure of commitments [line items]
Purchase commitments	74,446,526
2022 [member]
Disclosure of commitments [line items]
Purchase commitments	37,345,449
2023 [member]
Disclosure of commitments [line items]
Purchase commitments	2,240,297
2024 and thereafter [member]
Disclosure of commitments [line items]
Purchase commitments	$ 13,555,946